Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 291,395	$ 266,954
Total capital to risk weighted assets actual ratio (as a percent)	14.20%	12.70%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 189,658	$ 181,298
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	9.25%	8.625%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 205,036	$ 210,200
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 267,159	$ 243,897
Tier 1 capital to risk weighted assets actual ratio (as a percent)	13.00%	11.60%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 148,651	$ 139,295
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	7.25%	6.625%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 123,021	$ 126,154
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.00%	6.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 267,159	$ 243,897
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	13.00%	11.60%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 117,895	$ 107,756
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	5.75%	5.125%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 267,159	$ 243,897
Tier 1 capital to average assets actual ratio (as a percent)	11.90%	11.20%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 90,110	$ 87,106
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Wilson Bank Holding Company [Member]
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 289,824	$ 265,142
Total capital to risk weighted assets actual ratio (as a percent)	14.10%	12.60%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 189,618	$ 181,496
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	9.25%	8.625%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 204,992	$ 210,430
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 265,588	$ 242,085
Tier 1 capital to risk weighted assets actual ratio (as a percent)	13.00%	11.50%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 148,619	$ 139,462
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	7.25%	6.625%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 163,994	$ 168,407
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	8.00%	8.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 265,588	$ 242,085
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	13.00%	11.50%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 117,871	$ 107,886
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	5.75%	5.125%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 133,245	$ 136,831
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.50%	6.50%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 265,588	$ 242,085
Tier 1 capital to average assets actual ratio (as a percent)	11.50%	11.10%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 92,062	$ 87,238
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized amount	$ 115,078	$ 109,047
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)	5.00%	5.00%